Pensions - Analysis of Timing of the Future Pension Payment (Detail) $ in Thousands	Dec. 31, 2020 TWD ($)
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	$ 359,212
Within 1 year [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	35,066
1-2 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	35,198
2-5 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	122,969
5-10 years [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Defined benefit plan expected future pension payments	$ 165,979